Debt (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Debt

	$ million
	Dec 31, 2022			Dec 31, 2021
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	4,620	4,381	9,001	4,080	4,138	8,218
Short-term debt	1,026	—	1,026	515	—	515
Long-term debt due within 1 year	3,594	4,381	7,975	3,565	4,138	7,703
Non-current debt	51,532	23,262	74,794	57,499	23,369	80,868
Total	56,152	27,643	83,795	61,579	27,507	89,086
[A]Further analysis of lease liabilities is provided in Note 21.

Schedule of Net Debt

						$ million
	(Asset)/liability
	Current debt	Non-current debt		Derivative financial instruments	Cash and cash equivalents (see Note 17)	Net debt
At January 1, 2022	8,218	80,868		440	(36,970)	52,556
Cash flow	(7,618)	(254)		(1,799)	(4,012)	(13,683)
Lease additions [A]	1,111	4,077				5,188
Other movements	7,560	(7,883)		1,393	—	1,070
Currency translation differences and foreign exchange (gains)/losses	(270)	(2,014)		1,254	736	(294)
At December 31, 2022	9,001	74,794		1,288	(40,246)	44,837
At January 1, 2021	16,899	91,115		(798)	(31,830)	75,386
Cash flow	(17,887)	(1,842)	[B]	(1,165)	(5,679)	(26,573)
Lease additions [A]	899	2,889				3,788
Other movements	8,655	(9,034)		688	—	309
Currency translation differences and foreign exchange (gains)/losses	(348)	(2,260)		1,715	539	(354)
At December 31, 2021	8,218	80,868		440	(36,970)	52,556
[A]Further analysis of lease liabilities is provided in Note 21.
[B]Includes $3,500 million of early repayment of non-current debt.

Schedule of Borrowing Facilities and Amounts Undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	9,920	9,920	9,920	9,920

Schedule of Difference in Contractual Cash Flows for Debt Excluding Lease Liabilities with the Carrying Amount

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,365	4,184	6,054	3,817	2,400	35,005	54,825	(1,210)	53,615
Bank and other borrowings	1,229	335	64	156	63	704	2,551	(14)	2,537
Total (excluding interest)	4,594	4,519	6,118	3,973	2,463	35,709	57,376	(1,224)	56,152
Interest	1,669	1,574	1,463	1,314	1,233	14,757	22,010

2021

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,423	3,376	4,362	6,310	3,882	38,327	59,680	578	60,258
Bank and other borrowings	646	452	36	9	143	35	1,321	—	1,321
Total (excluding interest)	4,069	3,828	4,398	6,319	4,025	38,362	61,001	578	61,579
Interest	1,637	1,587	1,524	1,416	1,268	15,642	23,074